Basis of Preparation of the Consolidated Financial Statements (Details) - Schedule of changes in exchange rates	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in exchange rates [Abstract]
Representative exchange rate (NIS/USD 1)	3.11	3.215	3.456
Changes in exchange rates for the year ended:
Changes in exchange rates for the Year ended	(3.00%)	(7.00%)	(7.80%)